Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Narrative (Detail) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended											0 Months Ended	12 Months Ended		0 Months Ended					0 Months Ended		12 Months Ended									0 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended		0 Months Ended			0 Months Ended				1 Months Ended		11 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2013 Hisun Pfizer Pharmaceuticals Co. Ltd [Member]	Dec. 31, 2013 Hisun Pfizer Pharmaceuticals Co. Ltd [Member]	Sep. 06, 2012 Hisun Pfizer Pharmaceuticals Co. Ltd [Member]	Dec. 31, 2012 ViiV Healthcare Limited [Member]	Dec. 31, 2013 ViiV Healthcare Limited [Member]	Oct. 01, 2013 ViiV Healthcare Limited [Member]	Sep. 29, 2013 ViiV Healthcare Limited [Member]	Oct. 31, 2012 ViiV Healthcare Limited [Member] Pfizer [Member]	Oct. 30, 2012 ViiV Healthcare Limited [Member] Pfizer [Member]	Oct. 01, 2013 ViiV Healthcare Limited [Member] GlaxoSmithKline Plc [Member]	Sep. 29, 2013 ViiV Healthcare Limited [Member] GlaxoSmithKline Plc [Member]	Oct. 31, 2012 ViiV Healthcare Limited [Member] GlaxoSmithKline Plc [Member]	Oct. 30, 2012 ViiV Healthcare Limited [Member] GlaxoSmithKline Plc [Member]	Oct. 31, 2012 ViiV Healthcare Limited [Member] Shionogi [Member]	Oct. 31, 2012 Shionogi-Viiv Healthcare LLC [Member] ViiV [Member]	Nov. 08, 2010 Laboratorio Teuto Brasilero [Member]	Dec. 31, 2013 Laboratorio Teuto Brasilero [Member]	Nov. 08, 2010 Laboratorio Teuto Brasilero [Member] Teuto [Member]	Jun. 24, 2013 Zoetis [Member]	Nov. 30, 2012 Nutrition [Member]	Aug. 01, 2011 Capsugel [Member]	Jun. 24, 2013 Exchange offer [Member] Common Class A [Member]	Sep. 06, 2012 Parent [Member] Hisun Pfizer Pharmaceuticals Co. Ltd [Member]	Jun. 24, 2013 Zoetis [Member]	Feb. 06, 2013 Zoetis [Member]	Dec. 31, 2013 Zoetis [Member]		Dec. 31, 2012 Zoetis [Member]		Dec. 31, 2011 Zoetis [Member]		Jan. 28, 2013 Zoetis [Member]	Jun. 24, 2013 Zoetis [Member] Common Class A [Member]	Jan. 28, 2013 Zoetis [Member] Senior Notes [Member]	Feb. 06, 2013 Zoetis [Member] IPO [Member]	Dec. 31, 2011 Capsugel [Member]	Jun. 24, 2013 Maximum [Member] Zoetis [Member]	Nov. 30, 2012 Maximum [Member] Nutrition [Member]	Nov. 30, 2012 Minimum [Member] Nutrition [Member]	Nov. 27, 2012 NextWave Pharmaceuticals, Inc. [Member]	Dec. 31, 2013 NextWave Pharmaceuticals, Inc. [Member]	Nov. 27, 2012 NextWave Pharmaceuticals, Inc. [Member] Developed Technology Rights [Member]	Aug. 13, 2012 OTC Nexium, 20 Mg Tablet	Feb. 26, 2012 Alacer Corp [Member]	Apr. 01, 2012 Ferrosan Holding A/S [Member]	Oct. 29, 2012 Excaliard [Member]	Nov. 30, 2011 Excaliard [Member]	Oct. 27, 2011 Icagen [Member]	Sep. 20, 2011 Icagen [Member]	Jan. 31, 2011 King [Member]		Dec. 31, 2012 King [Member]	Dec. 31, 2011 King [Member]	Feb. 28, 2011 King [Member]	Dec. 31, 2012 King [Member] Pro Forma Consolidated Results [Member]	Dec. 31, 2011 King [Member] Pro Forma Consolidated Results [Member]	Nov. 27, 2012 In Process Research and Development [Member] NextWave Pharmaceuticals, Inc. [Member]	Jan. 31, 2011 In Process Research and Development [Member] King [Member]		Dec. 31, 2012 Additional Funding Agreement Terms [Member] Laboratorio Teuto Brasilero [Member]
Acquisitions [Abstract]
Business acquisition, cost of acquired entity, cash paid																																														$ 278,000,000							$ 86,000,000
Business combination, contingent consideration, liability																																														164,000,000							88,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																																														425,000,000							230,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill																																														519,000,000				181,000,000	362,000,000			19,000,000
Identifiable intangible assets																																																474,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets																																																															45,000,000	303,000,000	[1]
Business combination, recognized identifiable assets acquired and liabilities assumed, deferred tax liabilities noncurrent																																														166,000,000				69,000,000	94,000,000		87,000,000
Goodwill	42,519,000,000		43,661,000,000		44,569,000,000																																									89,000,000				192,000,000	322,000,000		8,000,000			765,000,000	[1],[2]
Business combination, contingent consideration arrangements, change in amount of contingent consideration, liability																																															(114,000,000)
Upfront cash paid to acquire marketing rights																																																	250,000,000
Milestone payments to acquire marketing rights																																																	550,000,000
Payments for previous acquisition																																																				30,000,000
In-process research and development																																																					257,000,000
Percent of outstanding shares initially acquired																																																							70.00%	92.50%
Acquisition purchase price per share																																																								$ 14.25				$ 14.25
Total consideration transferred																																														442,000,000							174,000,000			3,555,000,000	[1]		3,600,000,000
Payments to acquire businesses, net of cash acquired	15,000,000		1,050,000,000		3,282,000,000																																																						3,200,000,000
Gross contractual amount receivable																																																								200,000,000
Revenues																																																										1,300,000,000
Elimination of intangible asset amortization																																																													6,000,000
Additional amortization of intangible assets																																																														15,000,000
Additional depreciation expense																																																														3,000,000
Business combination, provisional information, initial accounting incomplete, adjustment, inventory																																																														(160,000,000)
Adjustment for acquisition-related costs																																																														(224,000,000)
Divestitures [Abstract]
Percentage offered in IPO																																									19.80%
Percentage offered in exchange offer																														80.20%
Long-term debt, gross																																								3,650,000,000
Non-cash exchange of subsidiary senior notes for the retirement of company commercial paper																																		992,000,000	[3]
Amount of cash received by parent during the formation of subsidiary company																																						2,600,000,000		2,650,000,000
Long-term debt assumed by Pfizer as part of the Zoetis debt offering and initial public offering																																992,000,000	[3]	0	[3]	0	[3]
Shares offered in IPO of subsidiary																																									99,015,000.000
Shares offered in Exchange Offer																																							400,985,000
Cash proceeds received by Pfizer as part of the Zoetis debt offering and initial public offering																																6,100,000,000
Subsidiary or equity method investee, cumulative number of shares issued for all transactions																												405,117,000.000
Noncash transaction sale of subsidiary common stock for company common stock	11,408,000,000	[3]	0	[3]	0	[3]																			11,408,000,000
Repayments of short-term debt	2,479,000,000	[3]	0	[3]	0	[3]																																			2,500,000,000
Excess Consideration Above Net Book Value of Divested Interest																															2,300,000,000
Gain on disposal of discontinued operations––net of tax	10,354,000,000	[4]	4,783,000,000	[4]	1,304,000,000	[4]																				4,783,000,000	1,304,000,000			10,300,000,000		10,300,000,000										1,304,000,000
Administrative service period																									24 months																			18 months	2 months
Manufacturing service period																																											5 years
Proceeds from sale of businesses	0		11,850,000,000		2,376,000,000																					11,850,000,000	2,400,000,000
Equity Method Investments and Joint Ventures [Abstract]
Equity method investment, registered capital									250,000,000																				122,500,000
Equity Method Investment, Ownership Percentage									49.00%			12.60%	13.50%	13.50%	15.00%	77.40%	76.50%	76.50%	85.00%	10.00%	50.00%	40.00%		60.00%
Equity Method Investment, Recognized Gain (Loss)																							223,000,000
Gain associated with the transfer of certain product rights to an equity-method investment	(459,000,000)	[5]	0	[5]	0	[5]	459,000,000
Equity method investment, summarized financial information, gain (loss) associated with indirect retained interest							225,000,000
Fair value inputs, discount rate								11.50%
Equity method investment, aggregate cost								1,400,000,000
Equity method investment, underlying equity in net assets								770,000,000
Finite-lived intangible asset, useful life	10 years							25 years
Equity Method Investment, Realized Gain (Loss)										44,000,000	32,000,000
Payments to acquire equity method investments																						230,000,000																																												91,500,000
Equity Method Investment, Other than Temporary Impairment																							$ 32,000,000

[1]	Includes animal health-related assets and liabilities. In 2013, we disposed of our Animal Health business. For additional information, see Notes to Consolidated Financial Statements—Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.
[2]	Goodwill recorded as of the acquisition date totaled $720 million for our three biopharmaceutical operating segments and $45 million for our Animal Health operating segment. (Since the acquisition of King, we have revised our operating segments and disposed of our Animal Health business.)
[3]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.
[4]	Includes (i) the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, (ii) the Nutrition business through November 30, 2012, the date of disposal and (iii) the Capsugel business through August 1, 2011, the date of disposal.
[5]	In 2013, represents the gain associated with the transfer of certain product rights to Hisun Pfizer, our equity-method investment in China. For additional information, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.